Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet	At June 30, 2024 and December 31, 2023, the Class A common stock reflected in the unaudited consolidated condensed balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(287,071,970)
Plus:
Accretion of carrying value to redemption value	2,942,345
Class A common stock subject to possible redemption, December 31, 2023	6,228,145
Plus:
Accretion of carrying value to redemption value	43,863
Class A common stock subject to possible redemption, March 31, 2024	6,272,008
Plus:
Accretion of carrying value to redemption value	85,456
Class A common stock subject to possible redemption, June 30, 2024	$6,357,464
At December 31, 2023 and 2022, the Class A common stock reflected in the consolidated balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(287,071,970)
Plus:
Accretion of carrying value to redemption value	2,942,345
Class A common stock subject to possible redemption, December 31, 2023	$6,228,145

Schedule of Basic and Diluted Net (Loss) Income Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Three Months Ended June 30,			For the Six Months Ended June 30,
	2024			2024
	Class A	Class A		Class A	Class A
	Redeemable	Non-Redeemable	Class B	Redeemable	Non-Redeemable	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$23,707	$289,084	$5,743	$(66,593)	$(812,055)	$(16,132)
Denominator:
Basic and diluted weighted average shares outstanding	577,937	7,047,500	140,000	577,937	7,047,500	140,000

Basic and diluted net income (loss) per common share	$0.04	$0.04	$0.04	$(0.12)	$(0.12)	$(0.12)
	For the Three Months Ended June 30,			For the Six Months Ended June 30,
	2023			2023
	Class A	Class A		Class A	Class A
	Redeemable	Non-Redeemable	Class B	Redeemable	Non-Redeemable	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income,	$55,880	$187,488	$3,724	$153,102	$769,071	$216,786
Denominator:
Basic and diluted weighted average shares outstanding	2,100,481	7,047,500	140,000	2,100,481	10,551,265	2,974,190

Basic and diluted net income per common share	$0.03	$0.03	$0.03	$0.07	$0.07	$0.07
The following table reflects the calculation of basic and diluted net (loss) income per common share
	For the Year Ended December 31,
	2023			2022
	Class A Redeemable	Class A Non- Redeemable	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income,	$(782,184)	$(583,482)	$(164,960)	$7,877,369	$1,969,342
Denominator:
Basic and diluted weighted average shares outstanding	7,511,529	5,603,340	1,584,160	28,750,000	7,187,500
Basic and diluted net (loss) income per common share	$(0.10)	$(0.10)	$(0.10)	$0.27	$0.27